REVENUE (Tables)	9 Months Ended
Sep. 30, 2024
Revenue
SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

In the following table, revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Main revenue streams
Commissions	369,890	213,319	907,716	504,456
Title	1,400	964	3,450	2,510
Mortgage Income	1,198	357	2,843	851
Total Revenue	372,488	214,640	914,009	507,817

Timing of Revenue Recognition
Products and Services Transferred at a Point in Time	372,488	214,640	914,009	507,817
Revenue from Contracts with Customers	372,488	214,640	914,009	507,817